Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities provided by/(used in):
Net loss	$ (29,400)	$ (25,400)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	100	100
Share-based compensation	1,900	2,000
Non-cash royalty revenue related to sale of future royalties	(3,200)	(200)
Non-cash interest expense related to sale of future royalties	1,800	300
Change in operating assets and liabilities:
Accounts receivable	100	11,900
Prepaid expenses and other assets	2,000	(2,100)
Accounts payable and accrued expenses and other liabilities	(3,300)	(700)
Net cash used in operating activities	(30,000)	(14,100)
Cash flows from investing activities:
Purchases of short-term investments	(36,300)	(15,300)
Maturity of short-term investments	34,700	16,100
Sale of long-term investments		700
Purchases of property and equipment		(200)
Net cash (used in) provided by investing activities	(1,600)	1,300
Cash flows from financing activities:
Repayments on note payable	(400)	(300)
Net proceeds from sale of future royalties		18,100
Net cash (used in) provided by financing activities	(400)	17,800
Net (decrease) increase in cash and cash equivalents	(32,000)	5,000
Cash and cash equivalents at beginning of period	49,700	44,700
Cash and cash equivalents at end of period	$ 17,700	$ 49,700